Summary of Significant Accounting Policies - Non-controlling Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		$ 366,782	$ 110,953	$ (11,174)
Net income attributable to the shareholders of Teekay Corporation		150,641	78,407	7,806
Net income (loss)		517,423	189,360	(3,368)
Disposal Group, Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		0
Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		366,782	109,153	(49,776)
Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		0	872	12,900
Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		0	928	25,702
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		366,909	172,857	(174,787)
Net income attributable to the shareholders of Teekay Corporation		146,762	56,229	(67,585)
Net income (loss)		513,671	229,086	(242,372)
Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, , Realized Gain Loss on Sale of Vessels Previously Deferred			10,600	(1,800)
Increase Decrease in Net Income Loss Attributable to Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		0	10,600	(1,800)
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		366,909	172,857	(174,787)
Net income attributable to the shareholders of Teekay Corporation		146,762	56,229	(67,585)
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		(127)	24	(5)
Other Entities and Eliminations | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		$ (127)	24	(5)
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			(61,928)	163,618
Net income attributable to the shareholders of Teekay Corporation			100,364	91,930
Net income (loss)			38,436	255,548
Disposal Group, Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred	$ 84,800
Seapeak | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			(63,728)	125,016
Net income attributable to the shareholders of Teekay Corporation			100,364	91,930
Seapeak | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			872	12,900
Seapeak | Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			$ 928	$ 25,702
Preferred Unitholders | Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%